FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) $ in Thousands, kr in Millions	Jun. 30, 2020 USD ($)	Jun. 30, 2020 NOK (kr)	Dec. 31, 2019 USD ($)
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Available-for-sale debt securities	$ 15,216		$ 12,753
Equity securities	9,997		17,551
Equity securities pledged to creditors	10,107		43,775
Financial instruments at fair value, current portion	0		520
Financial instruments at fair value, long-term portion	0		3,479
Swap Contracts, Short Term Payables, Fair Value Disclosure	563		6,067
Interest rate/currency swap contracts - long-term payables	67,437		20,579
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK500million senior unsecured floating rate bonds due 2020 [Member]
Derivative [Line Items]
Long-term debt	0		56,910
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK700million senior unsecured floating rate bonds due 2024 [Member]
Derivative [Line Items]
Long-term debt	72,088		79,674
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK 600 Million Senior Unsecured Bond due 2025 [Member]
Derivative [Line Items]
Long-term debt	56,011		0
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Derivative [Line Items]
Long-term debt	212,230		212,230
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Derivative [Line Items]
Long-term debt	141,900		148,300
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK600million senior unsecured floating rate bonds due 2023 [Member]
Derivative [Line Items]
Long-term debt	72,607		79,674
Available-for-sale debt securities	15,216		12,753
Equity securities	20,104		61,326
Equity securities pledged to creditors	10,107		43,775
Long-term debt			613,551
Financial instruments at fair value, current portion	0		520
Financial instruments at fair value, long-term portion	0		3,479
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Derivative [Line Items]
Long-term debt	0		56,910
NOK 600 Million Senior Unsecured Bond due 2025 [Member]
Derivative [Line Items]
Long-term debt	56,011	kr 540	0
Senior Unsecured Convertible Bonds due 2021 [Member]
Derivative [Line Items]
Long-term debt	212,230		212,230
Senior Unsecured Convertible Bonds due 2023 [Member]
Derivative [Line Items]
Long-term debt	141,900		148,300
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Available-for-sale debt securities	15,216		12,753
Equity securities	9,997		17,551
Equity securities pledged to creditors	10,107		43,775
Financial instruments at fair value, current portion	0		520
Financial instruments at fair value, long-term portion	0		3,479
Floating rate NOK bonds due 2023	71,154
Floating rate NOK bonds due 2024	69,204
Swap Contracts, Short Term Payables, Fair Value Disclosure	563		6,067
Interest rate/currency swap contracts - long-term payables	67,437		20,579
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK500million senior unsecured floating rate bonds due 2020 [Member]
Derivative [Line Items]
Long-term debt	0		58,191
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK700million senior unsecured floating rate bonds due 2024 [Member]
Derivative [Line Items]
Long-term debt	69,204		79,674
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK 600 Million Senior Unsecured Bond due 2025 [Member]
Derivative [Line Items]
Long-term debt	52,720		0
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Derivative [Line Items]
Long-term debt	203,741		227,025
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Derivative [Line Items]
Long-term debt	123,985		165,503
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | NOK600million senior unsecured floating rate bonds due 2023 [Member]
Derivative [Line Items]
Long-term debt	$ 71,154		$ 81,567